GENERAL INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General Information
Percentage of gross domestic product	5.20%	2.60%
Percentage of cumulative inflation	31.50%	117.80%
Percentage of depreciation	41.00%	27.70%